Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	$ 15,145	$ 15,139
LNG terminal costs [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	(982)	(880)
Property, plant and equipment, net	15,139	15,133
LNG terminal [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	12,690	12,703
LNG terminal construction-in-process [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,431	3,310
Fixed assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	23	23
Accumulated depreciation	(17)	(17)
Property, plant and equipment, net	$ 6	$ 6